Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Consolidated Statements of Comprehensive Income
Net Income	$ 264,431	$ 247,350
Other comprehensive income loss derivatives qualifying as hedges before tax	6,952	6,959
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	9,229	4,354
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(127,433)	(47,056)
Other comprehensive income loss tax	(5,924)	(3,550)
Other comprehensive income (loss), net of tax	(117,176)	(39,293)
Total comprehensive income	147,255	208,057
Comprehensive income attributable to Noncontrolling interests	50,930	41,855
Comprehensive income attributable to the Company	$ 96,325	$ 166,202